Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used in Base Case (Detail)	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Base Scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(6.00%)	1.70%
BBB	2.40%	2.30%
Unemployment rates	9.50%	5.70%
Housing Price Index ("HPI")	3.50%	2.00%
Base Scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	6.00%	1.60%
BBB	2.30%	2.30%
Unemployment rates	8.00%	5.90%
Housing Price Index ("HPI")	0.00%	2.50%
Base Scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(5.50%)	1.80%
BBB	2.50%	2.30%
Unemployment rates	8.90%	3.70%
Housing Price Index ("HPI")	1.00%	3.00%
Base Scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	5.00%	1.90%
BBB	2.40%	2.40%
Unemployment rates	7.00%	3.80%
Housing Price Index ("HPI")	1.60%	2.70%
Benign scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(4.60%)	2.90%
BBB	2.10%	2.00%
Unemployment rates	8.50%	5.10%
Housing Price Index ("HPI")	5.30%	3.70%
Benign scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	8.90%	2.50%
BBB	1.90%	2.10%
Unemployment rates	6.50%	5.00%
Housing Price Index ("HPI")	5.40%	3.70%
Benign scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(4.10%)	2.40%
BBB	2.20%	1.80%
Unemployment rates	7.50%	3.30%
Housing Price Index ("HPI")	2.40%	4.40%
Benign scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	7.80%	2.40%
BBB	1.90%	2.00%
Unemployment rates	5.40%	3.20%
Housing Price Index ("HPI")	4.60%	4.20%
Adverse scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(7.60%)	(2.30%)
BBB	2.80%	4.50%
Unemployment rates	10.90%	8.50%
Housing Price Index ("HPI")	0.80%	(12.30%)
Adverse scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.70%	0.50%
BBB	3.10%	4.10%
Unemployment rates	10.00%	9.00%
Housing Price Index ("HPI")	(7.50%)	(4.70%)
Adverse scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(7.10%)	(2.00%)
BBB	3.00%	4.10%
Unemployment rates	10.30%	6.10%
Housing Price Index ("HPI")	(0.40%)	(5.70%)
Adverse scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.50%	0.60%
BBB	3.20%	3.60%
Unemployment rates	8.90%	6.80%
Housing Price Index ("HPI")	(1.90%)	(2.20%)